SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net loss	$ (19,170)	$ (7,784)	$ (139)
Income tax expense for the period	(2,058)	(89)	143
Income (loss) before tax	$ (21,228)	$ (7,873)	$ 4
Effective tax rate	10.00%	1.00%	3575.00%
Permanent differences not deductible (taxable) for tax purposes	$ (1,799)	$ (971)	$ (3,192)
Unrecognized tax losses	6,322	3,323	3,536
Other			(202)
Recalculated tax expense	$ (6,581)	$ (2,441)	$ 1
Statutory tax rate in Morocco	31.00%	31.00%	31.00%